Intangible Assets and Related Accumulated Amortization (Detail)	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2012 Online Game Product Development Costs CNY	Dec. 31, 2013 Online Game Product Development Costs USD ($)	Dec. 31, 2013 Online Game Product Development Costs CNY	Dec. 31, 2013 Software CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2013 Software USD ($)	Dec. 31, 2013 Online game licensing fee commitments CNY	Dec. 31, 2013 Online game licensing fee commitments USD ($)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		179,833,043	133,746,902	41,449,773		29,482,070	111,058,276	92,297,129		39,292,697
Accumulated Amortization		(115,397,157)	(87,880,992)	(24,112,434)		(28,016,198)	(79,327,481)	(63,768,558)		(8,053,478)
Impairment	(3,320,283)	(20,100,000)	(13,066,057)	(11,967,703)				(1,098,354)		(20,100,000)
Deconsolidation of a subsidiary		(8,873,233)					(8,873,233)
Net Carrying Value	$ 5,858,013	35,462,653	32,799,853	5,369,636	$ 242,145	1,465,872	22,857,562	27,430,217	$ 3,775,800	11,139,219	$ 1,840,068